October 30, 2024

Via EDGAR Correspondence

Stephany Yang and Melissa Gilmore
Division of Corporate Finance
Office of Manufacturing
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Medifast, Inc.
Form 10-K for the Fiscal Year Ended December 31, 2023
Filed February 20, 2024
Form 10-Q for the Fiscal Quarter Ended June 30, 2024
Filed August 5, 2024
File No. 001-31573

Dear Stephany Yang and Melissa Gilmore:

The attached letter responds to the comments of the Staff (“Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission contained in the letter from the Staff dated October 17, 2024 in regard to the above-referenced Form 10-K and Form 10-Q filed by Medifast Inc. (the “Company”).

Please note, the Company’s response letter contains forward-looking statements and material non-public information (“MNPI”). The Company intends to disclose the referenced MNPI within this document in its upcoming Form 10-Q filing for the quarter ended September 30, 2024. As such, the Company requests that the Staff not make the attached response letter public until after the filing of their Form 10-Q, to be filed by Tuesday, November 5, 2024, end of day.

I appreciate your consideration and please do not hesitate to reach out if you have any questions. I am available via phone (443) 379-5106 or email Jason.Groves@medifastinc.com should you need to contact me.

Sincerely,

/s/ Jason L. Groves, Esq.

Chief Legal Officer & Corporate Secretary

Enclosures